EQUITY INCENTIVE PLANS (Details Textual) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2011	Jun. 30, 2012 Amended and Restated 2004 Equity Incentive Plan [Member]	Apr. 27, 2007 Amended and Restated 2004 Equity Incentive Plan [Member]	Jun. 30, 2012 Amended 2007 Stock Option Plan [Member]	Dec. 31, 2011 Amended 2007 Stock Option Plan [Member]	Dec. 31, 2007 Amended 2007 Stock Option Plan [Member]	May 09, 2011 Amended 2007 Stock Option Plan [Member]
Common Stock, Shares, Issued					14,969,150	14,969,150		1,500,000
Share Option Exercise Price Minimum Percentage Of Fair Market Value								100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date							Sep. 30, 2019		Mar. 26, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			36 months				10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							1,134,734
Number of shares available for grant and available for future grant							352,100		1,975,492
Vesting Period Description							Typically, options granted under the incentive plan to officers and employees vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.		Typically, options granted to employees under the 2007 Stock Option Plan vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized										2,200,000
Common Stock, Shares Authorized					19,656,317	19,656,317						3,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									1,175,508
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.56	$ 5.09	$ 5.64	$ 5.69
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options					€ 2.59
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding To Consultants		5,000		5,000	5,000